Supplemental Guarantor Information - Consolidated Statement of Financial Position (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
CURRENT ASSETS:
Cash and cash equivalents	$ 23,727	$ 1,208	$ 18,767	$ 956	$ 10,476	$ 15,989
Accounts receivable, net	14,847	756	17,576
Inventories	10,051	512	11,364
Recoverable taxes	6,038	308	5,172
Other current assets	2,827		2,778
Total current assets	57,490	2,928	55,657
Non-current assets:
Investments in associates and joint ventures	10,518	536	12,540
Property, plant and equipment, net	61,942	3,155	75,827		65,288
Intangible assets, net	116,804	5,949	124,243		123,964
Deferred tax assets	8,438	430	8,012
Other non-current assets	8,595		9,398
Total non-current assets	206,297	10,508	230,020
Total assets	263,787	13,436	285,677		279,256
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt	11,604		12,171
Interest payable	497	25	487
Suppliers	19,746	1,007	19,956
Other current liabilities	13,677		22,980
Total current liabilities	45,524	2,321	55,594
Non-currentliabilities:
Bank loans and notes payable	70,201	3,575	71,189
Other non-currentliabilities	16,312		18,184
Total non-current liabilities	86,513	4,405	89,373
Total liabilities	132,037	6,726	144,967		150,023
Equity:
Equity attributable to equity holders of the parent	124,944	6,363	122,569
Non-controlling interest in consolidated subsidiaries	6,806	347	18,141		7,096	3,986
Total equity	131,750	6,710	140,710		$ 129,233	$ 108,735
Total liabilities and equity	263,787	$ 13,436	285,677
Coca-Cola FEMSA [member]
CURRENT ASSETS:
Cash and cash equivalents	16,529		7,017
Accounts receivable, net	19,388		27,420
Recoverable taxes	80		54
Other current assets			1
Total current assets	35,997		34,492
Non-current assets:
Investments in associates and joint ventures	160,014		140,799
Intangible assets, net	27,824		28,863
Deferred tax assets	3,043		2,277
Other non-current assets	19,060		929
Total non-current assets	209,941		172,868
Total assets	245,938		207,360
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt	4,700		8,774
Interest payable	477		434
Suppliers	11		11
Other current liabilities	32,909		12,090
Total current liabilities	38,097		21,309
Non-currentliabilities:
Bank loans and notes payable	68,607		63,277
Other non-currentliabilities	14,292		205
Total non-current liabilities	82,899		63,482
Total liabilities	120,996		84,791
Equity:
Equity attributable to equity holders of the parent	124,942		122,569
Total equity	124,942		122,569
Total liabilities and equity	245,938		207,360
Wholly-Owned guarantors subsidiaries [member]
CURRENT ASSETS:
Cash and cash equivalents	1,025		926
Accounts receivable, net	31,461		7,417
Inventories	2,717		2,529
Recoverable taxes	1,870		427
Other current assets	170		299
Total current assets	37,243		11,598
Non-current assets:
Investments in associates and joint ventures	131,357		92,691
Property, plant and equipment, net	18,378		17,819
Intangible assets, net	36,361		37,366
Deferred tax assets	1,807		1,649
Other non-current assets	6,282		8,653
Total non-current assets	194,185		158,178
Total assets	231,428		169,776
Current liabilities:
Suppliers	2,531		2,847
Other current liabilities	82,359		55,860
Total current liabilities	84,890		58,707
Non-currentliabilities:
Other non-currentliabilities	670		594
Total non-current liabilities	670		594
Total liabilities	85,560		59,301
Equity:
Equity attributable to equity holders of the parent	145,868		110,475
Total equity	145,868		110,475
Total liabilities and equity	231,428		169,776
Combined non-guarantor subsidiaries [member]
CURRENT ASSETS:
Cash and cash equivalents	6,173		10,824
Accounts receivable, net	51,028		56,643
Inventories	7,334		8,835
Recoverable taxes	4,088		4,691
Other current assets	2,657		2,478
Total current assets	71,280		83,471
Non-current assets:
Investments in associates and joint ventures	3,766		5,527
Property, plant and equipment, net	43,564		58,008
Intangible assets, net	52,619		58,014
Deferred tax assets	3,588		4,086
Other non-current assets	25,149		9,411
Total non-current assets	128,686		135,046
Total assets	199,966		218,517
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt	6,904		3,397
Interest payable	20		53
Suppliers	17,257		17,098
Other current liabilities	(14,614)		28,934
Total current liabilities	9,567		49,482
Non-currentliabilities:
Bank loans and notes payable	1,594		7,912
Other non-currentliabilities	43,246		26,980
Total non-current liabilities	44,840		34,892
Total liabilities	54,407		84,374
Equity:
Equity attributable to equity holders of the parent	138,753		116,002
Non-controlling interest in consolidated subsidiaries	6,806		18,141
Total equity	145,559		134,143
Total liabilities and equity	199,966		218,517
Eliminations [member]
CURRENT ASSETS:
Accounts receivable, net	(87,030)		(73,904)
Total current assets	(87,030)		(73,904)
Non-current assets:
Investments in associates and joint ventures	(284,619)		(226,477)
Other non-current assets	(41,896)		(9,595)
Total non-current assets	(326,515)		(236,072)
Total assets	(413,545)		(309,976)
Current liabilities:
Suppliers	(53)
Other current liabilities	(86,977)		(73,904)
Total current liabilities	(87,030)		(73,904)
Non-currentliabilities:
Other non-currentliabilities	(41,896)		(9,595)
Total non-current liabilities	(41,896)		(9,595)
Total liabilities	(128,926)		(83,499)
Equity:
Equity attributable to equity holders of the parent	(284,619)		(226,477)
Total equity	(284,619)		(226,477)
Total liabilities and equity	$ (413,545)		$ (309,976)